PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,149.3	$ 1,803.9	$ 1,582.6	$ 1,582.6
Property, plant and equipment, pledged as security	84.5	121.3
Simulators
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,450.3	$ 1,185.9		$ 1,012.7
Useful lives or depreciation rates, property, plant and equipment	11 years 1 month 6 days	10 years 7 months 6 days
Simulators under operating lease
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 91.7	$ 114.8